Business acquisitions (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 14, 2022	May 07, 2021	Oct. 12, 2020	Oct. 02, 2020	Dec. 22, 2021	Oct. 31, 2020	Aug. 27, 2020	Apr. 30, 2020	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer Relationship intangible asset									$ 11,924,617			$ 11,924,617
Deferred tax liability									3,026,788			3,026,788
Amortization expense									$ 861,222			$ 861,222
Total consideration	$ 18,787,105
Common stock, Issued									206,082,652		140,018,383	206,082,652	184,266,934	140,018,383
Goodwill Impairment Loss													$ 16,626,862	$ 13,757,907
Goodwill									$ 36,017,209		$ 17,175,990	$ 36,017,209	26,054,522	17,175,990
Common stock value	17,530,278								$ 20,608		$ 140,018	$ 20,608	$ 18,426	$ 140,018
Par value of common stock issued									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Get Charged Inc [Member]
Total consideration							$ 28,200,000
Common stock, Issued			60,000,000
Goodwill Impairment Loss										$ 16,626,861	$ 10,700,000
Goodwill							27,326,861
Success fee			$ 525,000
Stock issued value							$ 17,500,000
Common stock value			$ 28,200,000
Par value of common stock issued			$ 0.47
Success fee percentage			3.00%
Initial goodwill														$ 27,326,861
Excess consideration transferred														10,700,000
Fixed assets written off										1,489,401
Trans World Enterprises Inc [Member]
Total consideration								$ 3,057,907
Goodwill Impairment Loss														$ 3,057,907
Percent acquired								100.00%
Date of acquisition								Apr. 30, 2020
Series D and F preferred stock issued on business acquisition								1,000,000
The P T G I Acquisition [Member]
Total consideration				$ 892,000
Goodwill				$ 549,129									$ 772,135
Goodwill adjustment										$ 223,000
Percent acquired				100.00%
Success fee						$ 505,000
B W Electrical Services L L C [Member]
Aggregate Purchase Price Payable To Shareholders					$ 4,538,570
Total consideration					$ 18,038,570
Common stock, Issued					1,285,714
Goodwill					$ 11,729,844
EV Depot [Member]
Aggregate Purchase Price Payable To Shareholders	17,530,278
Total consideration	$ 18,787,105
Common stock, Issued	5,201,863
Goodwill Impairment Loss	$ 18,500,000
ANS [Member]
Aggregate Purchase Price Payable To Shareholders		$ 6,850,000
Total consideration		19,798,324
Goodwill		$ 13,418,172											13,552,549
Preferred Stock Issued		2,395,105
Acquisition resulted		$ 5,017,682
Series B preferred stock issued		2,395,105
Series B preferred stock issued value		$ 6,850,000
Goodwill adjustment													$ 134,377